Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Delaware Cash Reserve® Fund))	0 Months Ended
Jul. 27, 2012
Class A
Average Annual Return:
1 Year	0.05%
5 Years	1.41%
10 Years	1.67%
Class B
Average Annual Return:
1 Year	(3.95%)
5 Years	0.56%
10 Years	1.09%
Class C
Average Annual Return:
1 Year	(0.95%)
5 Years	0.99%
10 Years	1.09%
Consultant Class
Average Annual Return:
1 Year	0.05%
5 Years	1.30%
10 Years	1.49%